Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Amortization of right-of-use asset	$ 495	$ 963
Interest of lease liability	17	61
Total	$ 512	$ 1,024